Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 361,092	$ 351,013
Accumulated depreciation	(173,437)	(155,147)
Property, plant and equipment, less capital work-in-progress	187,655	195,866
Construction work in progress	495	4,085
Property, plant and equipment, net	188,150	199,951
Depreciation	28,900	31,600	$ 33,800
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	134,708	133,656
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	139,666	131,993
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	49,991	48,237
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17,616	17,893
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,111	$ 19,234